Derivatives and Hedging - Additional Information (Detail)	Oct. 31, 2017 USD ($) CrossCurrencySwap	May 31, 2018 USD ($) ForwardContract	Oct. 31, 2017 EUR (€) CrossCurrencySwap	May 31, 2017 USD ($)
Derivatives Not Designated as Hedges
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Number of foreign currency forward contracts held | ForwardContract		4
Forward Contracts Held to Sell International Currencies
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Notional amount		$ 8,700,000		$ 9,800,000
Forward Contracts Held to Purchase Foreign Currencies | Derivatives Not Designated as Hedges
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Notional amount		$ 147,400,000		$ 49,400,000
Net Investment Hedge
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Number of cross currency swaps executed | CrossCurrencySwap	2		2
Notional amount	$ 100,000,000		€ 85,250,000
Derivative instruments maturity date	2022-11